Information about Financing Receivables Modified as Troubled Debt Restructurings (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Consumer Housing loans USD ($)	Mar. 31, 2012 Consumer Housing loans JPY (¥)	Mar. 31, 2012 Corporate Loans USD ($)	Mar. 31, 2012 Corporate Loans JPY (¥)	Mar. 31, 2012 Corporate-non recourse loans United States USD ($)	Mar. 31, 2012 Corporate-non recourse loans United States JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)
Financing Receivable, Modifications [Line Items]
Recorded Investment	$ 33	¥ 2,723	$ 5	¥ 392	$ 28	¥ 2,331	$ 5	¥ 409	$ 23	¥ 1,922